Non-current financial assets (Details) - CHF (SFr)	Jun. 30, 2026	Dec. 31, 2025
Non-current financial assets
Security rental deposits	SFr 54,543	SFr 7,086
Total non-current financial assets	SFr 54,543	SFr 7,086